OTHER ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
OTHER ASSETS, NET [Abstract]
Prepaid long-term land lease, net (see Note 16C)	$ 3,899	$ 4,020
Debenture issuance expenses, net and deferred financing charges	5,719	7,551
Prepaid expenses - long-term and others	1,929	2,197
Other assets, net	$ 11,547	$ 13,768